Long-Term Debt (Narrative) (Detail) (USD $)	9 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended									12 Months Ended					12 Months Ended					3 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			3 Months Ended																			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Oct. 31, 2015 Scenario, Forecast [Member]	Mar. 15, 2012 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2012 C C Holdings Finco [Member]	Dec. 31, 2012 C C O H [Member]	Dec. 31, 2012 Other Stockholders [Member]	Mar. 31, 2013 Tranche A Term Loan [Member]	Mar. 31, 2012 Tranche A Term Loan [Member]	Mar. 31, 2012 Tranche B Term Loan [Member]	Mar. 31, 2012 Tranche C Term Loan [Member]	Dec. 31, 2012 Senior Cash Pay Notes Due 2016 [Member]	Sep. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	Jun. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	May 02, 2016 Senior Cash Pay Notes Due 2016 [Member] Scenario, Forecast [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member]	May 02, 2016 Senior Toggle Notes Due 2016 [Member] Scenario, Forecast [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member] Maximum [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member] Maximum [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member] Maximum [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member] Minimum [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member] Minimum [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member] Minimum [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member] On August 1, 2015 [Member]	Dec. 31, 2012 PIK [Member]	Dec. 31, 2012 Priority Guarantee Notes Due 2019 [Member]	Sep. 30, 2013 Priority Guarantee Notes Due 2019 [Member]	Mar. 31, 2013 Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2012 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2012 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2012 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2012 7.625% Series B Senior Subordinated Notes [Member]	Mar. 31, 2011 Initial Notes [Member]	Jun. 30, 2011 Additional Notes [Member]	Dec. 31, 2012 Existing CCWH Senior Notes [Member]	Mar. 31, 2012 Delayed Draw Term Loan Facilities Due 2016 [Member]	Mar. 31, 2012 Clear Channel Senior Notes, 5% [Member]	Dec. 31, 2010 Senior Notes, 7.65% [Member]	Dec. 31, 2010 Senior Notes, 4.5% [Member]	Dec. 31, 2011 Clear Channel Senior Notes, 6.25% [Member]	Dec. 31, 2011 Senior Notes, 4.4% [Member]	Dec. 31, 2011 Senior Notes, 5.5% [Member] C C Holdings Finco [Member]	Dec. 31, 2012 9.0% Priority Guarantee Notes Due 2021 [Member]	Sep. 30, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2012 Senior Secured Credit Facility [Member]	Mar. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2014 Senior Secured Credit Facility [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member] Scenario, Forecast [Member]	Jun. 30, 2013 Senior Secured Credit Facility [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Median [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Fed Fund Rate [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Post Amendments [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Post Amendments [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Minimum [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Fed Fund Rate [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Base Rate Loans [Member] Maximum [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Base Rate Loans [Member] Minimum [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Euro Currency Rate Loans [Member] Maximum [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member] Euro Currency Rate Loans [Member] Minimum [Member]	Mar. 31, 2011 Receivables Based Facility Due 2014 [Member] Post Amendments [Member]	Mar. 31, 2011 Receivables Based Facility Due 2014 [Member] Before Amendments [Member]	Mar. 31, 2012 Revolving Credit Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate	7.20%			6.20%	6.70%
Market value				$ 16,200,000,000	$ 18,600,000,000
Amount outstanding						500,000,000													500,000,000			500,000,000												1,700,000,000																				9,075,500,000									846,900,000				7,714,900,000			513,700,000
Base maximum incremental term loans permitted																																																						1,500,000,000								5,000,000,000
Amount of debt already issued																																																														2,000,000,000
Percentage of EBITDA over base maximum incremental																																																						65.00%
Margin percentages																																																													0.50%			2.40%	3.40%			2.65%	3.65%				0.50%	0.75%	1.00%	0.50%	1.75%	2.00%	1.50%
Percentage of subsidary stock as collateral																																																						100.00%
Line of credit facility maximum borrowing capacity																																																																							535,000,000									625,000,000	783,500,000	10,000,000
Percentage of eligible accounts receivable																																																																							90.00%
Initial commitment fee rate																																																																							0.375%	0.25%
Maximum percentage of unused commitments to total commitments																																																																							50.00%
Stated interest rate																10.75%	10.75%	10.75%			11.00%		11.75%	11.75%	11.75%	11.00%	11.00%	11.00%		11.75%	9.00%	9.00%	9.00%										5.00%	7.65%	4.50%				9.00%	9.00%	9.00%
Maturity date																														2016
Maturity date																					August 1, 2016										December 15, 2019																		March 1, 2021																						December 24, 2017
Maximum special redemption that may be required																													0.300
Principal amount																																							1,000,000,000	750,000,000	2,700,000,000		249,900,000
Discount																																			7,400,000		33,000,000			46,200,000
Deferred finance costs																															11,900,000				30,000,000		40,000,000		39,500,000	7,100,000
Ratio of Series A to Series B																																			25.00%		25.00%
Percentage of principal sale price																																			99.00%					93.845%
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt																																																										50.00%	25.00%	0.00%
Percentage of proceeds of asset sales permitted to prepay outstanding debt																																																										100.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt																																																										100.00%	75.00%	50.00%
Percentage of net proceeds of debt permitted to prepay outstanding debt																																																										100.00%
Consolidated leverage ratio																																																						700.00%
Payment Terms [Abstract]
Permissable amount to be repaid with cash on hand																																																																		200,000,000
Redemption percentage of face value before redemption date																100.00%					100.00%										100.00%				100.00%	100.00%	100.00%	100.00%											100.00%
Redemption date																Aug. 01, 2012					Aug. 01, 2012										Jul. 15, 2015				Nov. 15, 2017	Nov. 15, 2017	Mar. 15, 2015	Mar. 15, 2015											Mar. 01, 2016
Percentage of aggregate principal redeemable																															40.00%				40.00%	40.00%	40.00%	40.00%											40.00%
Redemption percentage of face value after redemption date																															109.00%				106.50%	106.50%	107.625%	107.625%											109.00%
Obligated payment to bondholders																					57,400,000
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs												3,900,000																																								15,200,000	5,700,000
Prepayment of indebtedness outstanding under credit facilities				500,000,000
Prepayment of debt																																																				7,600,000	500,000,000
Repayment																																								203,800,000			50,100,000			692,700,000	140,200,000					2,096,200,000
Proceeds available for repayment of debt																																								703,800,000
Exchange of debt																																									2,000,000,000
Payments for repurchases of debt																																									1,724,700,000							57,100,000
Voluntary debt prepayment												846,900,000	16,200,000	129,800,000	10,000,000																											14,500,000										170,500,000
Face value of debt repaid																																												138,800,000	240,000,000			80,000,000
Accrued interest paid																																												5,100,000
Certain Covenants [Abstract]
Consolidated EBITDA for preceeding four quarters																																																						2,000,000,000
EBITDA Adjustment - Closures and consolidation of facilities																																																						80,200,000
EBITDA Adjustment - Non-recurring or unusual gains or losses																																																						51,000,000
EBITDA Adjustment - Non-cash items																																																						45,500,000
EBITDA Adjustment - Various other items																																																						18,500,000
EBITDA Adjustment - Cash received from nonconsolidated affiliates																																																						20,100,000
Maximum ratio of total debt to EBITDA																																			7.0	7.0	7.0	7.0																9.50	8.75	9.00	9.25
Current ratio of total debt to EBITDA																																																						5.9
Borrowing availability threshold for coverage ratio covenant requirement																																																																							50,000,000
Aggregate percentage of commitments																																																																							10.00%
Minimum fixed charge coverage ratio																																																																							100.00%
Maximum ratio of senior debt to EBITDA																																			5.0	5.0
Use Of Proceeds [Abstract]
Maximum permissable dividends																																				525,000,000		525,000,000
Proceeds from issuance of senior secured debt									1,925,700,000	2,170,400,000
Related party loan to CCOI								2,167,000,000
Dividends declared per share							$ 6.0832
Dividends payable date of record							March 12, 2012
Special cash dividends date paid							March 15, 2012
Dividends paid to noncontrolling interest	58,942,000	[1]	247,764,000								244,700,000
Proceeds available for general corporate purposes																																								500,000,000
Principal amount held for subsidiary																				$ 452,700,000																										$ 57,300,000	$ 109,800,000

[1]	Included in "Dividends and other payments to noncontrolling interests" are $45.1 million in dividends declared but not yet paid by an entity for which the Company has a controlling financial interest and whose results are consolidated in the Company's financial statements. This amount will be paid by that entity during the fourth quarter of 2013 and, therefore, is accrued in "Other current liabilities" at September 30, 2013.